Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Issued capital [member] Preferred shares [member]	Issued capital [member] Common shares [member]	Treasury shares [member] Preferred shares [member]	Treasury shares [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	Available- for-sale securities [member] Other components of equity [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2016	$ 71,612	$ 6,713	$ 17,939		$ (80)	$ 41,519	$ 4,926	$ 71,017	$ 595	$ 340		$ 4,685	$ (99)
Changes in equity
Issues of share capital	226		227			(1)		226
Common shares purchased for cancellation	(3,110)		(436)			(2,674)		(3,110)
Redemption of preferred shares	(300)	(300)						(300)
Sales of treasury shares	4,544			$ 130	4,414			4,544
Purchases of treasury shares	(4,491)			(130)	(4,361)			(4,491)
Share-based compensation awards	(40)		227			(40)		(40)
Dividends on common shares	(5,096)					(5,096)		(5,096)
Dividends on preferred shares and other	(334)					(300)		(300)	(34)
Other	55					56		56	(1)
Net income	11,469					11,428		11,428	41
Total other comprehensive income (loss), net of taxes	(107)					467	(572)	(105)	(2)	38		(1,140)	530
Balance at end of period (Previously stated [member]) at Oct. 31, 2017	74,428	6,413	17,730		(27)	45,359	4,354	73,829	599	378		3,545	431
Balance at end of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2017	(637)					(558)	(79)	(637)		$ (378)	$ 299
Balance at end of period (Balance After IFRS Adjustments [Member]) at Oct. 31, 2017	73,791	6,413	17,730		(27)	44,801	4,275	73,192	599		299	3,545	431
Balance at end of period at Oct. 31, 2017	74,428	6,413	17,730		(27)
Changes in equity
Issues of share capital	92		92					92
Common shares purchased for cancellation	(1,522)		(187)			(1,335)		(1,522)
Redemption of trust capital securities	(500)								(500)
Redemption of preferred shares	(105)	(107)				2		(105)
Sales of treasury shares	5,738			259	5,479			5,738
Purchases of treasury shares	(5,726)			(256)	(5,470)			(5,726)
Share-based compensation awards	(10)		92			(10)		(10)
Dividends on common shares	(5,442)					(5,442)		(5,442)
Dividends on preferred shares and other	(322)					(285)		(285)	(37)
Other	(2)					136	(138)	(2)			(138)
Net income	12,431					12,400		12,400	31
Total other comprehensive income (loss), net of taxes	1,532					845	686	1,531	1		(173)	602	257
Balance at end of period at Oct. 31, 2018	$ 79,955	$ 6,306	$ 17,635	$ 3	$ (18)	$ 51,112	$ 4,823	$ 79,861	$ 94		$ (12)	$ 4,147	$ 688